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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 30th September, 2006.

If amended report check here: |_|

DnB NOR ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

200 Park Ave., 31st Fl.                        New York    NY           10166
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


Bard Johannessen        212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 15TH day of November, 2006.

                                          DnB NOR ASSET MANAGEMENT (US), INC.
                                      -----------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Bard Johannessen
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              134

Form 13F Information Table Value Total:    3,896,062,492

-----------------------------------------------------------------------------------------------------------------------------------
             Item 1                Item 2    Item 3      Item 4         Item 5              Item 6:              Item 7: Managers
                                                                                     Investment Discretion       Voting Authority
                                    Title                                         --------------------------  ---------------------
                                     of                                                     Shared   Shared             Shared None
           Name of Sec              Class   Cusip No     Fair Mv        SH/PRN     Sole (a)   (b)  Other (c)   Sole (a)   (b)   (c)
-----------------------------------------------------------------------------------------------------------------------------------
3M Company                         common  88579Y101     71,044,980      938,631    938,631                     938,631
Abbott Laboratories                common  002824100     65,384,901    1,539,555  1,539,555                   1,539,555
Abercrombie & Fitch                common  002896207     25,865,553      443,663    443,663                     443,663
Accenture Ltd                      common  G1150G111     29,175,838      970,264    970,264                     970,264
ACE Limited                        common  G0070K103     32,834,485      631,311    631,311                     631,311
Advance Auto Parts                 common  00751Y106      6,326,365      151,930    151,930                     151,930
AES Corp                           common  00130H105     13,969,410      818,840    818,840                     818,840
Aflac Inc                          common  001055102     11,740,299      260,144    260,144                     260,144
Alltel                             common  020039103     45,000,862      694,994    694,994                     694,994
Amdocs Ltd                         common  002256908     33,367,544      925,334    925,334                     925,334
America Movil                      common  02364W105      1,455,947       42,497     42,497                      42,497
American International Group       common  026874107     39,482,364      597,403    597,403                     597,403
American Tower Corp A              common  029912201      8,323,719      274,529    274,529                     274,529
Amgen Inc                          common  031162100     53,404,611      734,084    734,084                     734,084
Apple Computer Inc                 common  037833100     16,209,357      258,440    258,440                     258,440
Applied Material Inc               common  038222105     13,996,811      799,361    799,361                     799,361
AT&T Inc                           common  00206R102     30,073,401    1,112,182  1,112,182                   1,112,182
Atwood Oceanics                    common  050095108      7,859,790       77,812     77,812                      77,812
Automatic Data Processing          common  053015103     17,085,325      374,022    374,022                     374,022
Avis Budget Group Inc              common  053774105     16,937,278      976,212    976,212                     976,212
Baker Hughes Inc                   common  057224107     52,912,735      773,578    773,578                     773,578
Bank of America Corporation        common  060505104     70,662,687    1,551,662  1,551,662                   1,551,662
Bausch & Lomb Common               common  071707103     22,617,895      355,069    355,069                     355,069
Baxter International Inc           common  071813109     21,139,031      544,680    544,680                     544,680
BEA Systems                        common  073325102     36,950,367    2,814,194  2,814,194                   2,814,194
Beckman Coulter                    common  075811109     12,677,048      232,308    232,308                     232,308
Blue Nile Inc.                     common  09578R103      4,428,310      125,840    125,840                     125,840
Boeing Company                     common  097023105     17,787,912      228,255    228,255                     228,255
Boston Scientific Corp             common  101137107     29,022,970    1,259,131  1,259,131                   1,259,131
Brunswick Corp                     common  117043109     26,229,218      674,967    674,967                     674,967
Capital One Financial              common  14040H105     36,076,986      448,050    448,050                     448,050
Cardinal Health                    common  14149Y108     24,459,402      328,226    328,226                     328,226
Carnival Corporation               common  143658300     24,659,093      520,772    520,772                     520,772
CenterPoint Energy Inc             common  15189T107     29,868,473    2,503,644  2,503,644                   2,503,644
Check Point Software Tech          common  001082411     26,363,617    1,316,864  1,316,864                   1,316,864
Cheesecake Factory                 common  163072101      1,405,798       37,538     37,538                      37,538
Chicago Mercantile Exchange        common  167760107     13,474,673       30,111     30,111                      30,111
Cisco Systems                      common  17275R102     52,674,006    2,430,734  2,430,734                   2,430,734
Citigroup Inc                      common  172967101    120,525,859    2,551,892  2,551,892                   2,551,892
Coca Cola Company                  common  191216100     56,455,708    1,348,357  1,348,357                   1,348,357
Comcast Corp New                   common  20030N101     33,968,498    1,298,490  1,298,490                   1,298,490
Commerce Bancorp Inc/ NJ           common  200519106     38,129,524    1,040,369  1,040,369                   1,040,369
ConocoPhillips                     common  20825C104     49,616,892      785,699    785,699                     785,699
Corning Incorporated               common  219350105     36,454,466    1,354,681  1,354,681                   1,354,681
Countrywide Financial Corp         common  222372104     40,478,265    1,102,950  1,102,950                   1,102,950
CSX Corp                           common  126408103     28,124,418      470,308    470,308                     470,308
Cubist Pharmaceuticals Inc.        common  229678107      8,119,022      353,462    353,462                     353,462
CVS Corporation                    common  126650100     34,601,587    1,158,406  1,158,406                   1,158,406
E Trade Financial Corp             common  269246104     32,766,482    1,214,473  1,214,473                   1,214,473
Eaton Corporation                  common  278058102     10,341,089      141,717    141,717                     141,717
EMC Corporation                    common  268648102     20,840,188    1,528,994  1,528,994                   1,528,994

-----------------------------------------------------------------------------------------------------------------------------------
             Item 1                Item 2    Item 3      Item 4         Item 5              Item 6:              Item 7: Managers
                                                                                     Investment Discretion       Voting Authority
                                    Title                                         --------------------------  ---------------------
                                     of                                                     Shared   Shared             Shared None
           Name of Sec              Class   Cusip No     Fair Mv        SH/PRN     Sole (a)   (b)  Other (c)   Sole (a)   (b)   (c)
-----------------------------------------------------------------------------------------------------------------------------------
Exelon Electric and Gas            common  30161N101     13,601,754      257,122    257,122                     257,122
First Marblehead Corp              common  320771108      3,653,587       84,476     84,476                      84,476
Forest Oil                         common  346091705      7,498,611      201,684    201,684                     201,684
Freeport McMoran Copper B          common  35671D857     28,112,640      470,347    470,347                     470,347
General Electric Company           common  369604103    168,804,660    4,853,498  4,853,498                   4,853,498
Genworth Financial CL A            common  37247D106     35,145,327    1,051,311  1,051,311                   1,051,311
Genzyme Corporation                common  372917104     18,839,346      280,264    280,264                     280,264
Goldman Sachs Group                common  38141G104     25,704,240      163,763    163,763                     163,763
Google Inc                         common  38259P508     32,854,770       84,243     84,243                      84,243
Harley Davidson                    common  412822108     14,422,951      278,006    278,006                     278,006
Health Net Inc                     common  42222G108     27,570,053      542,504    542,504                     542,504
HOST HOTELS AND RESORTS            common  44107P104     20,577,898      961,584    961,584                     961,584
IBM                                common  459200101    130,753,134    1,585,463  1,585,463                   1,585,463
Illinois Tool Works                common  452308109     33,622,399      349,106    349,106                     349,106
Indymac Bancorp Inc                common  456607100     13,921,030      340,118    340,118                     340,118
Intel Corporation                  common  458140100     50,891,642    2,630,059  2,630,059                   2,630,059
International Paper Company        common  460146103     36,202,188    1,047,214  1,047,214                   1,047,214
J P Morgan Chase and Co            common  46625H100     34,940,082      839,099    839,099                     839,099
Johnson and Johnson                common  478160104     83,800,445    1,415,070  1,415,070                   1,415,070
Kerr McGee Corporation             common  492386107      6,686,655       70,032     70,032                      70,032
Lazard Ltd.                        common  G54050102      8,584,810      194,007    194,007                     194,007
Lennar Corp                        common  526057104     23,839,352      394,822    394,822                     394,822
Lifepoint Hospitals                common  53219L109      8,697,799      279,672    279,672                     279,672
Linear Technology Corporation      common  535678106     26,488,908      755,100    755,100                     755,100
Lockheed Martin Corporation        common  539830109     17,811,745      237,079    237,079                     237,079
Manpower Inc                       common  56418H100     13,563,782      237,212    237,212                     237,212
Marshall & Ilsley Corp             common  571834100      9,688,488      222,315    222,315                     222,315
Masco Corporation                  common  574599106     26,770,330      823,956    823,956                     823,956
McGraw Hill Companies              common  580645109     13,841,592      240,222    240,222                     240,222
Medimunne                          common  584699102     12,120,893      331,353    331,353                     331,353
MGI Pharma Inc.                    common  552880106      7,709,800      440,560    440,560                     440,560
Michaels Stores Inc                common  594087108     14,259,167      379,435    379,435                     379,435
Microsoft Corporation              common  594918104    114,623,567    4,212,553  4,212,553                   4,212,553
Millicom International Cellular SA common  003870570     16,605,723      352,638    352,638                     352,638
Morgans Hotel Group                common  61748W108      6,211,375      351,720    351,720                     351,720
Motorola                           common  620076109     33,756,533    1,473,441  1,473,441                   1,473,441
National Oilwell Varco             common  637071101     68,070,844    1,059,003  1,059,003                   1,059,003
Nii Holdings B                     common  62913F201      6,808,794      115,462    115,462                     115,462
NTL Inc                            common  62941W101      5,256,829      180,585    180,585                     180,585
Occidental Petroleum Corp          common  674599105     56,462,114      609,413    609,413                     609,413
Oracle Corporation                 common  68389X105     74,657,073    5,453,402  5,453,402                   5,453,402
Parker Hannifin Corp               common  701094104     28,082,106      348,370    348,370                     348,370
Pepco Holdings Inc                 common  713291102     17,358,528      761,673    761,673                     761,673
Petco Animal Supplies Inc          common  716016209      3,030,277      128,565    128,565                     128,565
PF CHANG'S CHINA BISTRO INC        common  69333Y108      3,950,002       80,138     80,138                      80,138
Pfizer Inc                         common  717081103     74,252,504    2,979,635  2,979,635                   2,979,635
PNC Financial Services Group       common  693475105     18,635,110      276,855    276,855                     276,855
Portalplayer                       common  736187204     24,651,892    1,108,947  1,108,947                   1,108,947
PPL Corp                           common  69351T106     33,573,242    1,141,947  1,141,947                   1,141,947
Pride International                common  74153Q102     13,159,737      422,057    422,057                     422,057
Procter and Gamble Company         common  742718109    115,522,914    2,004,910  2,004,910                   2,004,910

-----------------------------------------------------------------------------------------------------------------------------------
             Item 1                Item 2    Item 3      Item 4         Item 5              Item 6:              Item 7: Managers
                                                                                     Investment Discretion       Voting Authority
                                    Title                                         --------------------------  ---------------------
                                     of                                                     Shared   Shared             Shared None
           Name of Sec              Class   Cusip No     Fair Mv        SH/PRN     Sole (a)   (b)  Other (c)   Sole (a)   (b)   (c)
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Financial               common  744320102     16,305,139      215,079    215,079                     215,079
Public Services Enterprise         common  744573106     15,995,271      249,770    249,770                     249,770
Qualcomm Inc                       common  747525103     30,706,605      606,730    606,730                     606,730
Radian Group Inc                   common  750236101      8,552,247      141,946    141,946                     141,946
Ruth Chris Steak House             common  783332109      1,646,581       69,155     69,155                      69,155
Sapient Corp                       common  803062108      3,652,748      478,735    478,735                     478,735
Sara Lee Corporation               common  803111103     14,159,029      791,892    791,892                     791,892
Sears Holdings Corp                common  812350106     10,031,726       75,860     75,860                      75,860
Sherwin Williams Co                common  824348106      3,496,298       70,718     70,718                      70,718
SLM Corporation                    common  78442P106     13,390,703      257,811    257,811                     257,811
Sonus Networks                     common  835916107     17,538,713    3,200,495  3,200,495                   3,200,495
Southwest Airlines                 common  844741108     16,634,903      924,675    924,675                     924,675
Spansion Inc. - CL A               common  84649R101     14,891,124    1,006,157  1,006,157                   1,006,157
Sprint Nextel Corp                 common  852061100     27,505,181    1,064,442  1,064,442                   1,064,442
Station Casinos                    common  857689103      4,445,990       56,016     56,016                      56,016
The Hershey Company                common  427866108     16,540,771      316,691    316,691                     316,691
Time Warner Inc                    common  887317105     60,964,910    3,631,025  3,631,025                   3,631,025
Toll Brothers                      common  889478103     10,674,213      308,236    308,236                     308,236
Transocean Inc                     common  G90078109     36,258,261      451,535    451,535                     451,535
Tronox Inc Cl. B                   common  897051207        239,902       14,120     14,120                      14,120
Tyco International                 common  902124106     36,338,292    1,351,871  1,351,871                   1,351,871
Urban Outfitters                   common  917047102      8,429,416      343,497    343,497                     343,497
Valero Energy Corp                 common  91913Y100     19,587,993      327,668    327,668                     327,668
Verizon Communications Inc         common  92343V104     39,647,611    1,164,052  1,164,052                   1,164,052
Wachovia Corporation               common  929903102     32,501,714      579,870    579,870                     579,870
Walgreen                           common  931422109     19,618,069      454,859    454,859                     454,859
Wellpoint Inc                      common  94973V107     54,529,690      704,245    704,245                     704,245
Wells Fargo and Company            common  949746101     22,986,110      359,889    359,889                     359,889
Whole Foods Market Inc.            common  966837106      8,467,180      127,441    127,441                     127,441
WM Wrigley Jr Co                   common  982526105     10,922,560      170,665    170,665                     170,665
Wyeth                              common  983024100     62,519,621    1,288,533  1,288,533                   1,288,533
Yahoo                              common  984332106     17,863,620      553,739    553,739                     553,739
                                                      -------------  -----------
                                                      3,896,062,492  109,606,056
                                                      =============  ===========